COMMON STOCK AND WARRANTS	12 Months Ended
Mar. 31, 2016
COMMON STOCK AND WARRANTS [Text Block]
7.	COMMON STOCK AND WARRANTS

As of March 31, 2016, the Company’s certificate of incorporation authorized the Company to issue unlimited Class A common shares without par value. Each Class A common share is entitled to have the right to vote at any shareholder meeting on the basis of one vote per share. Each Class A share held entitles the holder to receive dividends as declared by the directors. No dividends have been declared through March 31, 2016. In the event of the liquidation, dissolution or winding-up of the Company other distribution of assets of the Company among its shareholders for the purposes of winding-up its affairs or upon a reduction of capital the holders of the Class A common shares shall, share equally, share for share, in the remaining assets and property of the Company.

The Company is subject to a stockholders agreement, which places certain restrictions on the Company’s stock and its stockholders. These restrictions include approvals prior to sale or transfer of stock, a right of first refusal to purchase stock held by the Company and a secondary right of refusal to stockholders, right of co-sale whereby certain stockholders may be enabled to participate in a sale of other stockholders to obtain the same price, term and conditions on a pro-rata basis, rights of first offer of new security issuances to current stockholders on a pro-rata basis and certain other restrictions.

Upon completion of the Recapitalization, the Company issued a total of 35,300,083 shares to the shareholders of Neuro (Note 3). In connection with the Recapitalization, the Company also closed a non-brokered private placement (the “Private Placement”) at CAD $0.50 per unit of 15,240,000 units raising $7,016,002 on May 30, 2014 (Note 3). Each unit consists of one common stock of the Company and one half of a warrant of the Company where one full warrant is exercisable for 2 years at CAD $1.00 into one common stock. The fair value of the warrants issued was determined using the Black Scholes option-pricing model and the Company used the relative fair value method to allocate $578,961 of the gross proceeds to Additional Paid-in Capital to account for the warrants issued.

On April 30, 2015, the Company closed a non-brokered private placement (the “First Financing”) raising gross proceeds of $1,825,937 by the issuance of 849,273 units (each a “First Financing Unit”) at a price of $2.15 per First Financing Unit. Each First Financing Unit consists of one (1) common share and one half of one (1/2) common share purchase warrant (each a “First Financing Warrant”). Each whole First Financing Warrant entitles the holder thereof to purchase one additional common share of the Company at a price of $3.00 per share for a period of thirty-six (36) months from the closing date of the Financing. The Company paid a cash finder’s fee of $84,074 in connection with this First Financing, as well as 27,396 finder’s warrants (the “First Financing Finder’s Warrants”). Each First Financing Finder’s Warrant entitles the holder thereof to purchase one additional common share of the Company at a price of $3.00 per share for a period of thirty-six (36) months from the closing date of the First Financing.

On June 26, 2015, the Company closed a non-brokered private placement (the “Second Financing”) raising gross proceeds of $721,243 by the issuance of 335,463 units (each a “Second Financing Unit”) at a price of $2.15 per Second Financing Unit. Each Second Financing Unit consists of one (1) common share and one half of one (1/2) common share purchase warrant (each a “Second Financing Warrant”). Each whole Second Financing Warrant entitles the holder thereof to purchase one additional common share of the Company at a price of $3.00 per share for a period of thirty-six (36) months from the closing date of the Second Financing. The Company paid a cash finder’s fee of $40,803 in connection with this Second Financing, as well as 18,978 finder’s warrants (the “Second Financing Finder’s Warrants”). Each Second Financing Finder’s Warrant entitles the holder thereof to purchase one additional common share of the Company at a price of $2.15 per share for a period of sixty (60) months from the closing date of the Second Financing.

On July 17, 2015, the Company closed a non-brokered private placement (the “Third Financing”) raising gross proceeds of $270,375 by the issuance of 125,756 units (each a “Third Financing Unit”) at a price of $2.15 per Third Financing Unit. Each Third Financing Unit consists of one (1) common share and one half of one (1/2) common share purchase warrant (each a “Third Financing Warrant”). Each whole Third Financing Warrant entitles the holder thereof to purchase one additional common share of the Company at a price of $3.00 per share for a period of thirty-six (36) months from the closing date of the Third Financing. The Company paid a cash finder’s fee of $16,223 in connection with this Third Financing, as well as 7,545 finder’s warrants (the “Third Financing Finder’s Warrants”). Each Third Financing Finder’s Warrant entitles the holder thereof to purchase one additional common share of the Company at a price of $2.15 per share for a period of sixty (60) months from the closing date of the Third Financing.

On November 10, 2015, upon conversion of the $2.0 million Note, the Company issued 2,083,333 shares of common stock at a price of $0.96 per share and 1,041,667 warrants exercisable at $1.44 for a period of three years from the date of issuance. See Note 6 “Convertible Note”.

On December 29, 2015, the Company drew down the remaining $5.0 million commitment through the issuance of 5,555,556 shares of common stock at a price of $0.90 per share and 2,777,778 warrants exercisable at $1.35 for a period of three years from the date of issuance. The shares of common stock and the warrants were issued on January 7, 2016. See Note 6 “Convertible Note”.

Pursuant to the guidance of ASC 815 Derivatives and Hedging , the Company determined that all of the warrants issued during the year ended March 31, 2016 as described above are required to be accounted for as liabilities because they are considered not to be indexed to the Company’s stock due to the exercise price being denominated in a currency other than the Company’s functional currency. Consequently, the Company determined the fair value of each warrant issuance using the Black-Scholes option pricing model, with the remainder of the proceeds allocated to the common shares.

The warrants having an exercise price denominated in a currency other than the functional currency of the Company that are required to be accounted for as liabilities are summarized as follows for the years ended March 31, 2016 and 2015:

	Year ended March 31, 2016 $	Year ended March 31, 2015 $

Fair value of warrants, beginning of the period	-	-
Issuance	1,536,134	-
Change in fair value of warrants during the period	(331,553)	-

Fair value of warrants, end of the period	1,204,581	-

The warrants are required to be re-valued with the change in fair value of the liability recorded as a gain or loss in the change of fair value of derivative liability, included in other income (expense) in the Company’s consolidated statements of operations and comprehensive loss at the end of each reporting period. The fair value of the warrants will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as a liability.

The fair value of warrants as of March 31, 2016 were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

March 31, 2016

Stock price	$0.78
Exercise Price	$1.62
Expected life	2.65 years
Expected volatility	83.86%
Risk – free interest rate	0.83%
Dividend rate	0.00%

The continuity of warrants for the year ended March 31, 2016 is as follows:

	Number of warrants		Weighted Average Exercise Price
	CAD	US	CAD	US
Balance, March 31, 2015	8,444,400	-	$1.00	-
Granted		4,528,609	$-	1.62
Exercised	(14,400)	-	$1.00	-
Balance, March 31, 2016	8,430,000	4,528,609	$1.00	1.62

The warrants outstanding and exercisable at March 31, 2016 are as follows:

Number of warrants outstanding	Exercise Price	Expiry Date
8,430,000	CAD $1.00	May 30, 2016
452,032	US $3.00	April 30, 2018
167,731	US $3.00	June 26, 2018
18,978	US $2.15	June 26, 2020
62,878	US $3.00	July 17, 2018
7,545	US $2.15	July 17, 2020
1,041,667	US $1.44	November 10, 2018
2,777,778	US $1.35	December 29, 2018